Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of information relating to federal funds purchased and repurchase agreements
(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2017
Federal funds purchased	1.64%	0.99%	$322	$1,067	$0
Short-term repurchase agreements	0.29	0.38	29,190	32,555	27,560
Total			$29,512	$33,622	$27,560
2016
Federal funds purchased	0.95%	0.65%	$346	$992	$992
Short-term repurchase agreements	0.20	0.17	36,193	56,710	30,023
Total			$36,539	$57,702	$31,015

Schedule of other borrowings
(in thousands)			2017		2016
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2017	$0	0.00%	$40,900	0.90%
		2018	63,226	1.65%	27,000	1.80%
		2019	28,231	1.63%	10,000	1.50%
		2020	21,236	1.90%	11,000	1.95%
		2021	4,241	1.73%	4,000	1.71%
		2022	4,418	2.14%	0	0.00%
Other borrowings
		2017	0	0.00%	492	1.05%
		2022	30	4.00%	0	0.00%
Total Bank			$121,382		$93,392
Subordinated notes	The Company	2034	$25,774	4.30%	$25,774	3.69%
		2035	23,712	3.43%	23,712	2.82%
Total Company			$49,486		$49,486